EXHIBIT 99.1

John Deere Owner Trust 2012-B

Statement to Noteholders

$321,000,000 Class A-1  0.26701%  Asset Backed Notes due September 16, 2013

$310,000,000 Class A-2  0.43%  Asset Backed Notes due February 17, 2015

$300,000,000 Class A-3  0.53%  Asset Backed Notes due July 15, 2016

$99,778,000 Class A-4  0.69%  Asset Backed Notes due January 15, 2019

$31,879,975 Asset Backed Certificates

Payment Date:				17-Nov-14

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$159,745,062.95
		(ii)	A-3 Note Pool Factor:	0.5324835

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$99,778,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$18,882,979.55
		per $1,000 original principal amount:		$62.94

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$18,882,979.55

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$70,554.07
			per $1,000 original principal amount:	$0.24

		(iv)	Class A-4 Notes:	$57,372.35
			per $1,000 original principal amount:	$0.58

		(v)	Total:	$127,926.42

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$290,768,841.71
		(ii)	at end of related Collection Period:	$271,736,949.91

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$291,403,038.18
		(ii)	at end of related Collection Period:	$272,520,058.63

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$304,992,466.75
		(ii)	at end of related Collection Period:	$284,896,924.54

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$140,862,083.40
		(ii)	A-3 Note Pool Factor:	0.4695403

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$99,778,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$31,879,975.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	(a)	Amount of Servicing Fee:		$242,307.37
		per $1,000 original principal amount of Notes and Certificate:		$0.23
	(b)	Amount of Servicing Fee earned:		$242,307.37
	(c)	Amount of Servicing Fee paid:		$242,307.37
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$13,283,225.00
	(ii)	Specified Reserve Account Balance:		$13,283,225.00

(9)	(i)	Face Amount of Receivables 60 days or more past due:		$3,958,782.98
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.46%

(10)	(i)	Aggregate amount of net losses for the collection period:		$(74,631.96)
	(ii)	Cumulative amount of net losses:		$916,845.76
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.09%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$108,680.25
		(ii)	% of Pool Balance:	0.04%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%